Share Based Payments (Details) - Schedule of Valuations of Options Approved and Issued	12 Months Ended
Jun. 30, 2023 $ / shares
PBTAS [Member]
Schedule of Valuations of Options Approved and Issued [Abstract]
Grant Date	June 7, 2017
Exercise Price per Share	$ 0.07
Share Price at Grant Date	$ 0.05
Years to Expiry	5 years
Risk-free Interest Rate	1.97%
Expected Share Price Volatility	100.00%
Dividend Yield	0.00%
Fair Value per Options	$ 0.034
PBTAAA [Member]
Schedule of Valuations of Options Approved and Issued [Abstract]
Grant Date	December 18, 2017
Exercise Price per Share	$ 0.11
Share Price at Grant Date	$ 0.07
Years to Expiry	5 years
Risk-free Interest Rate	2.38%
Expected Share Price Volatility	100.00%
Dividend Yield	0.00%
Fair Value per Options	$ 0.047
PBTAI [Member]
Schedule of Valuations of Options Approved and Issued [Abstract]
Grant Date	February 1, 2018
Exercise Price per Share	$ 0.08
Share Price at Grant Date	$ 0.06
Years to Expiry	5 years
Risk-free Interest Rate	2.24%
Expected Share Price Volatility	100.00%
Dividend Yield	0.00%
Fair Value per Options	$ 0.038
ATHAAB [Member]
Schedule of Valuations of Options Approved and Issued [Abstract]
Grant Date	September 18, 2020
Exercise Price per Share	$ 0.09
Share Price at Grant Date	$ 0.05
Years to Expiry	5 years
Risk-free Interest Rate	0.43%
Expected Share Price Volatility	98.00%
Dividend Yield	0.00%
Fair Value per Options	$ 0.032
ATHAAD [Member]
Schedule of Valuations of Options Approved and Issued [Abstract]
Grant Date	January 7, 2021
Exercise Price per Share	$ 0.03
Share Price at Grant Date	$ 0.032
Years to Expiry	5 years
Risk-free Interest Rate	0.38%
Expected Share Price Volatility	139.52%
Dividend Yield	0.00%
Fair Value per Options	$ 0.028
ATHAAE [Member]
Schedule of Valuations of Options Approved and Issued [Abstract]
Grant Date	November 29, 2021
Exercise Price per Share	$ 0.04
Share Price at Grant Date	$ 0.025
Years to Expiry	5 years
Risk-free Interest Rate	1.35%
Expected Share Price Volatility	138.47%
Dividend Yield	0.00%
Fair Value per Options	$ 0.021
ATHAAF [Member]
Schedule of Valuations of Options Approved and Issued [Abstract]
Grant Date	July 31, 2021
Exercise Price per Share	$ 0.07
Share Price at Grant Date	$ 0.034
Years to Expiry	3 years
Risk-free Interest Rate	0.13%
Expected Share Price Volatility	169.42%
Dividend Yield	0.00%
Fair Value per Options	$ 0.027
ATHAAG [Member]
Schedule of Valuations of Options Approved and Issued [Abstract]
Grant Date	November 29, 2021
Exercise Price per Share	$ 0.02
Share Price at Grant Date	$ 0.024
Years to Expiry	5 years
Risk-free Interest Rate	1.35%
Expected Share Price Volatility	138.47%
Dividend Yield	0.00%
Fair Value per Options	$ 0.021